Trade and Other Payables	12 Months Ended
Dec. 31, 2017
Trade and Other Payables [abstract]
Trade and Other Payables

16. Trade and Other Payables

	December 31,	December 31,
	2017	2016
Trade accounts payable	$13,576	$15,251
Refundable deposits to contractors	686	1,514
Payroll payable	13,894	10,755
Mining royalty	1,023	755
Value added taxes payable	1,285	1,866
Interest payable	137	114
Due to related parties (note 17(a))	-	10
Other payables	411	354
	31,012	30,619

Deferred share units payable	5,094	4,992
Restricted share units payable	2,679	2,870
Performance share units payable	2,691	1,679
Total current share units payable (note 22)	10,464	9,541

Total trade and other payables	$41,476	$40,160